December 31, 2003	• Separate Account A of Pacific Life & Annuity Company

Annual

Report

Pacific Life & Annuity

SEPARATE ACCOUNT A

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account	I-Net TollkeeperSM Variable Account	Financial Services Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$13,172,051

Aggressive Growth Portfolio		$177,492

Diversified Research Portfolio			$342,222

Small-Cap Equity Portfolio				$496,206

International Large-Cap Portfolio					$10,544,055

Short Duration Bond Portfolio						$13,317,444

I-Net TollkeeperSM Portfolio							$346,491

Financial Services Portfolio								$131,156

Receivables:

Due from Pacific Life & Annuity Company	36,270	—	31,787	—	144,113	70,760	—	—

Fund shares redeemed	—	8	—	31	—	—	1,369	12

Total Assets	13,208,321	177,500	374,009	496,237	10,688,168	13,388,204	347,860	131,168

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	—	8	—	31	—	—	1,369	12

Fund shares purchased	36,270	—	31,787	—	144,113	70,760	—	—

Other	894	15	18	33	699	842	24	8

Total Liabilities	37,164	23	31,805	64	144,812	71,602	1,393	20

NET ASSETS	$13,171,157	$177,477	$342,204	$496,173	$10,543,356	$13,316,602	$346,467	$131,148

Shares Owned in each Portfolio	1,749,281	22,488	32,121	26,767	1,574,917	1,341,670	87,888	12,992

Cost of Investments	$11,742,462	$148,776	$291,632	$421,607	$8,967,041	$13,379,577	$316,984	$115,436

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	Health Sciences Variable Account	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$238,943

Technology Portfolio		$358,633

Growth LT Portfolio			$5,400,390

Focused 30 Portfolio				$111,285

Mid-Cap Value Portfolio					$6,530,935

International Value Portfolio						$12,510,166

Capital Opportunities Portfolio							$2,721,815

Equity Index Portfolio								$827,168

Receivables:

Due from Pacific Life & Annuity Company	—	58,580	18,651	—	22,623	37,448	3,369	—

Fund shares redeemed	18	—	—	5	—	—	—	2,359

Total Assets	238,961	417,213	5,419,041	111,290	6,553,558	12,547,614	2,725,184	829,527

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	18	—	—	5	—	—	—	2,359

Fund shares purchased	—	58,580	18,651	—	22,623	37,448	3,369	—

Other	15	17	390	9	445	832	183	91

Total Liabilities	33	58,597	19,041	14	23,068	38,280	3,552	2,450

NET ASSETS	$238,928	$358,616	$5,400,000	$111,276	$6,530,490	$12,509,334	$2,721,632	$827,077

Shares Owned in each Portfolio	26,405	79,367	308,165	15,591	446,272	968,526	348,499	31,264

Cost of Investments	$205,175	$320,162	$4,617,263	$90,219	$5,661,219	$10,681,233	$2,430,028	$705,930

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street® Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account	Money Market Variable Account

ASSETS

Investments:

Small-Cap Index Portfolio	$3,851,672

Multi-Strategy Portfolio		$562,043

Main Street® Core Portfolio (1)			$5,195,845

Emerging Markets Portfolio				$1,640,189

Inflation Managed Portfolio					$16,637,847

Managed Bond Portfolio						$17,614,031

Small-Cap Value Portfolio							$4,056,424

Money Market Portfolio								$3,453,721

Receivables:

Due from Pacific Life & Annuity Company	12,091	4,974	26,173	1,286	60,940	80,356	14,102	6,878

Other	—	—	—	2,638	—	—	—	—

Total Assets	3,863,763	567,017	5,222,018	1,644,113	16,698,787	17,694,387	4,070,526	3,460,599

LIABILITIES

Payables:

Fund Shares purchased	12,091	4,974	26,173	1,286	60,940	80,356	14,102	6,878

Other	257	42	328	—	1,074	1,223	274	269

Total Liabilities	12,348	5,016	26,501	1,286	62,014	81,579	14,376	7,147

NET ASSETS	$3,851,415	$562,001	$5,195,517	$1,642,827	$16,636,773	$17,612,808	$4,056,150	$3,453,452

Shares Owned in each Portfolio	327,817	37,078	277,275	165,661	1,361,787	1,578,294	321,964	342,402

Cost of Investments	$3,166,455	$495,162	$4,604,539	$1,243,736	$16,383,047	$18,009,718	$3,561,458	$3,454,731

(1)	Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

ASSETS

Investments:

High Yield Bond Portfolio	$4,615,222

Equity Income Portfolio		$1,545,945

Equity Portfolio			$41,702

Aggressive Equity Portfolio				$1,216,579

Large-Cap Value Portfolio					$18,018,631

Comstock Portfolio (1)						$4,753,898

Real Estate Portfolio							$2,356,824

Mid-Cap Growth Portfolio								$277,226

Receivables:

Due from Pacific Life & Annuity Company	14,702	1,764	—	1,337	66,454	10,360	614	—

Fund shares redeemed	—	—	2	—	—	—	—	25

Total Assets	4,629,924	1,547,709	41,704	1,217,916	18,085,085	4,764,258	2,357,438	277,251

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	—	—	2	—	—	—	—	25

Fund shares purchased	14,702	1,764	—	1,337	66,454	10,360	614	—

Other	387	100	3	83	1,217	303	168	16

Total Liabilities	15,089	1,864	5	1,420	67,671	10,663	782	41

NET ASSETS	$4,614,835	$1,545,845	$41,699	$1,216,496	$18,017,414	$4,753,595	$2,356,656	$277,210

Shares Owned in each Portfolio	657,271	144,520	2,395	133,584	1,550,884	533,605	148,657	49,434

Cost of Investments	$4,362,111	$1,287,821	$38,715	$1,042,277	$15,613,875	$4,190,121	$2,087,210	$236,555

(1)	Formerly named Strategic Value Variable Account and Strategic Value Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INVESTMENT INCOME

Dividends	$26,120	$—	$922	$1,729	$72,190	$155,151	$—	$726

EXPENSES

Mortality and expense risk fees and administrative fees	96,293	1,921	2,891	3,242	70,591	89,472	1,323	911

Charges for Stepped-Up death benefit rider	5,510	82	198	222	4,164	4,835	63	68

Total Expenses	101,803	2,003	3,089	3,464	74,755	94,307	1,386	979

Net Investment Income (Loss)	(75,683)	(2,003)	(2,167)	(1,735)	(2,565)	60,844	(1,386)	(253)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(6,645)	138	419	(146)	(6,747)	(2,073)	7	(175)

Change in net unrealized appreciation (depreciation) on investments	1,473,937	29,737	51,055	74,345	1,559,940	(62,132)	30,013	16,077

Net Gain (Loss) on Investments	1,467,292	29,875	51,474	74,199	1,553,193	(64,205)	30,020	15,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,391,609	$27,872	$49,307	$72,464	$1,550,628	($3,361)	$28,634	$15,649

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	Health Sciences Variable Account	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$28,906	$158,541	$8,821	$11,190

EXPENSES

Mortality and expense risk fees and administrative fees	2,221	2,042	41,050	1,076	47,778	85,579	18,332	10,944

Charges for Stepped-Up death benefit rider	226	161	2,467	72	2,894	4,999	1,202	685

Total Expenses	2,447	2,203	43,517	1,148	50,672	90,578	19,534	11,629

Net Investment Income (Loss)	(2,447)	(2,203)	(43,517)	(1,148)	(21,766)	67,963	(10,713)	(439)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(330)	(157)	542	4,207	(3,390)	(5,112)	(4,544)	40,448

Change in net unrealized appreciation on investments	35,915	45,341	802,599	21,891	872,012	1,817,744	300,883	134,404

Net Gain on Investments	35,585	45,184	803,141	26,098	868,622	1,812,632	296,339	174,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,138	$42,981	$759,624	$24,950	$846,856	$1,880,595	$285,626	$174,413

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account (2)	Money Market Variable Account

INVESTMENT INCOME

Dividends	$18,283	$7,653	$44,175	$12,455	$722,182	$980,917	$30,365	$25,592

EXPENSES

Mortality and expense risk fees and administrative fees	27,173	5,358	34,721	8,964	164,807	156,599	24,375	50,676

Charges for Stepped-Up death benefit rider	1,739	304	1,701	584	7,636	9,177	1,446	2,437

Total Expenses	28,912	5,662	36,422	9,548	172,443	165,776	25,821	53,113

Net Investment Income (Loss)	(10,629)	1,991	7,753	2,907	549,739	815,141	4,544	(27,521)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(3,644)	(2,051)	(669)	(1,904)	(96,442)	(2,737)	(51)	(1,612)

Change in net unrealized appreciation (depreciation) on investments	690,141	69,928	591,776	397,353	108,540	(449,403)	494,966	35

Net Gain (Loss) on Investments	686,497	67,877	591,107	395,449	12,098	(452,140)	494,915	(1,577)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$675,868	$69,868	$598,860	$398,356	$561,837	$363,001	$499,459	($29,098)

(1)	Formerly named Large-Cap Core Variable Account.

(2)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

INVESTMENT INCOME

Dividends	$176,964	$17,173	$129	$4,885	$178,729	$28,177	$77,432	$—

EXPENSES

Mortality and expense risk fees and administrative fees	38,059	15,357	276	8,450	129,502	28,259	17,102	2,439

Charges for Stepped-Up death benefit rider	1,880	930	9	577	7,498	1,655	1,212	134

Total Expenses	39,939	16,287	285	9,027	137,000	29,914	18,314	2,573

Net Investment Income (Loss)	137,025	886	(156)	(4,142)	41,729	(1,737)	59,118	(2,573)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(6,726)	(4,656)	(25)	(991)	(14,825)	(513)	(1,717)	(117)

Change in net unrealized appreciation on investments	241,000	255,924	3,145	175,474	2,417,182	567,301	281,568	40,896

Net Gain on Investments	234,274	251,268	3,120	174,483	2,402,357	566,788	279,851	40,779

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$371,299	$252,154	$2,964	$170,341	$2,444,086	$565,051	$338,969	$38,206

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip Variable Account (1)		Aggressive Growth Variable Account (1)		Diversified Research Variable Account (1)		Small-Cap Equity Variable Account (1)

	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($75,683)	($3,165)	($2,003)	($291)	($2,167)	($289)	($1,735)	$31

Net realized gain (loss) from security transactions	(6,645)	(3,338)	138	(1,370)	419	(5,406)	(146)	(3,158)

Change in net unrealized appreciation (depreciation) on investments	1,473,937	(44,348)	29,737	(1,022)	51,055	(466)	74,345	255

Net Increase (Decrease) in Net Assets Resulting from Operations	1,391,609	(50,851)	27,872	(2,683)	49,307	(6,161)	72,464	(2,872)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	9,687,189	1,398,808	39,750	95,524	190,549	100,361	214,038	60,297

Transfers between variable accounts, net	686,146	139,029	23,617	(5,285)	12,383	(3,874)	168,915	(8,893)

Transfers—policy charges and deductions	(29,197)	—	(40)	—	(53)	—	(361)	—

Transfers—surrenders	(43,506)	(1,900)	(1,069)	(21)	(1,220)	—	(7,624)	—

Transfers—other	(5,059)	(1,111)	(45)	(143)	343	569	211	(2)

Net Increase in Net Assets Derived from Policy Transactions	10,295,573	1,534,826	62,213	90,075	202,002	97,056	375,179	51,402

NET INCREASE IN NET ASSETS	11,687,182	1,483,975	90,085	87,392	251,309	90,895	447,643	48,530

NET ASSETS

Beginning of Year	1,483,975	—	87,392	—	90,895	—	48,530	—

End of Year	$13,171,157	$1,483,975	$177,477	$87,392	$342,204	$90,895	$496,173	$48,530

(1)	Operations commenced on April 1, 2002.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Large-Cap Variable Account (1)		Short Duration Bond Variable Account (2)	I-Net Tollkeeper Variable Account (1)		Financial Services Variable Account (1)

	Year Ended December 31, 2003	Period Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($2,565)	($1,041)	$60,844	($1,386)	($28)	($253)	($27)

Net realized gain (loss) from security transactions	(6,747)	(18,987)	(2,073)	7	(13)	(175)	(19)

Change in net unrealized appreciation (depreciation) on investments	1,559,940	17,075	(62,132)	30,013	(506)	16,077	(357)

Net Increase (Decrease) in Net Assets

Resulting from Operations	1,550,628	(2,953)	(3,361)	28,634	(547)	15,649	(403)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	7,359,911	617,018	8,566,182	204,657	14,241	79,211	19,445

Transfers between variable accounts, net	980,742	108,764	4,864,964	98,095	3,629	16,557	709

Transfers—policy charges and deductions	(36,552)	—	(39,912)	—	—	(71)	—

Transfers—surrenders	(31,595)	(514)	(70,457)	(2,842)	—	(8)	—

Transfers—other	(1,535)	(558)	(814)	601	(1)	62	(3)

Net Increase in Net Assets Derived from Policy Transactions	8,270,971	724,710	13,319,963	300,511	17,869	95,751	20,151

NET INCREASE IN NET ASSETS	9,821,599	721,757	13,316,602	329,145	17,322	111,400	19,748

NET ASSETS

Beginning of Year	721,757	—	—	17,322	—	19,748	—

End of Year	$10,543,356	$721,757	$13,316,602	$346,467	$17,322	$131,148	$19,748

(1)	Operations commenced on April 1, 2002.

(2)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Health Sciences Variable Account (1)		Technology Variable Account (1)		Growth LT Variable Account (1)		Focused 30 Variable Account (1)

	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($2,447)	($204)	($2,203)	($118)	($43,517)	($1,808)	($1,148)	($54)

Net realized gain (loss) from security transactions	(330)	(65)	(157)	(75)	542	(3,261)	4,207	(24)

Change in net unrealized appreciation (depreciation) on investments	35,915	(2,146)	45,341	(6,870)	802,599	(19,471)	21,891	(826)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,138	(2,415)	42,981	(7,063)	759,624	(24,540)	24,950	(904)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	101,580	76,346	196,119	66,045	4,247,115	627,618	113,233	16,735

Transfers between variable accounts, net	29,398	822	56,613	4,326	(257,915)	85,658	(43,351)	803

Transfers—policy charges and deductions	(19)	—	(48)	—	(16,236)	—	(15)	—

Transfers—surrenders	—	—	(280)	—	(18,447)	(774)	(288)	—

Transfers—other	158	(80)	(74)	(3)	(1,476)	(627)	113	—

Net Increase in Net Assets Derived from Policy Transactions	131,117	77,088	252,330	70,368	3,953,041	711,875	69,692	17,538

NET INCREASE IN NET ASSETS	164,255	74,673	295,311	63,305	4,712,665	687,335	94,642	16,634

NET ASSETS

Beginning of Year	74,673	—	63,305	—	687,335	—	16,634	—

End of Year	$238,928	$74,673	$358,616	$63,305	$5,400,000	$687,335	$111,276	$16,634

(1)	Operations commenced on April 1, 2002.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Value Variable Account (1)		International Value Variable Account (1)		Capital Opportunities Variable Account (1)		Equity Index Variable Account (1)

	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($21,766)	$1,636	$67,963	$7,057	($10,713)	($283)	($439)	$5,929

Net realized gain (loss) from security transactions	(3,390)	(3,424)	(5,112)	(23,878)	(4,544)	(128)	40,448	(5,537)

Change in net unrealized appreciation (depreciation) on investments	872,012	(2,296)	1,817,744	11,189	300,883	(9,096)	134,404	(13,166)

Net Increase (Decrease) in Net Assets Resulting from Operations	846,856	(4,084)	1,880,595	(5,632)	285,626	(9,507)	174,413	(12,774)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	4,321,084	587,893	8,759,453	882,758	1,975,807	193,682	1,222,797	474,740

Transfers between variable accounts, net	705,346	118,356	969,591	106,797	269,291	16,169	(1,109,451)	88,982

Transfers—policy charges and deductions	(19,676)	—	(29,698)	—	(4,177)	—	(154)	—

Transfers—surrenders	(23,172)	(559)	(49,421)	(1,992)	(4,185)	—	(9,559)	(1,315)

Transfers—other	(1,616)	62	(2,607)	(510)	(883)	(191)	(72)	(530)

Net Increase in Net Assets Derived from Policy Transactions	4,981,966	705,752	9,647,318	987,053	2,235,853	209,660	103,561	561,877

NET INCREASE IN NET ASSETS	5,828,822	701,668	11,527,913	981,421	2,521,479	200,153	277,974	549,103

NET ASSETS

Beginning of Year	701,668	—	981,421	—	200,153	—	549,103	—

End of Year	$6,530,490	$701,668	$12,509,334	$981,421	$2,721,632	$200,153	$827,077	$549,103

(1)	Operations commenced on April 1, 2002.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small-Cap Index Variable Account (1)		Multi-Strategy Variable Account (1)		Main Street Core Variable Account (1), (2)		Emerging Markets Variable Account (1)

	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($10,629)	$1,238	$1,991	$1,434	$7,753	$168	$2,907	($136)

Net realized loss from security transactions	(3,644)	(3,375)	(2,051)	(4,262)	(669)	(51)	(1,904)	(18)

Change in net unrealized appreciation (depreciation) on investments	690,141	(4,923)	69,928	(3,047)	591,776	(470)	397,353	(899)

Net Increase (Decrease) in Net Assets Resulting from Operations	675,868	(7,060)	69,868	(5,875)	598,860	(353)	398,356	(1,053)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2,538,254	273,985	137,582	145,546	2,780,372	176,542	990,891	60,501

Transfers between variable accounts, net	333,084	69,012	213,192	4,061	1,689,904	585	193,150	6,597

Transfers—policy charges and deductions	(12,495)	—	(53)	—	(22,340)	—	(1,648)	—

Transfers—surrenders	(17,878)	(192)	(3,558)	(174)	(27,307)	—	(3,756)	—

Transfers—other	(1,054)	(109)	155	1,257	(752)	6	(204)	(7)

Net Increase in Net Assets Derived from Policy Transactions	2,839,911	342,696	347,318	150,690	4,419,877	177,133	1,178,433	67,091

NET INCREASE IN NET ASSETS	3,515,779	335,636	417,186	144,815	5,018,737	176,780	1,576,789	66,038

NET ASSETS

Beginning of Year	335,636	—	144,815	—	176,780	—	66,038	—

End of Year	$3,851,415	$335,636	$562,001	$144,815	$5,195,517	$176,780	$1,642,827	$66,038

(1)	Operations commenced on April 1, 2002.

(2)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Inflation Managed Variable Account (1)		Managed Bond Variable Account (1)		Small-Cap Value Variable Account (2)	Money Market Variable Account (1)

	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Period Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$549,739	($5,422)	$815,141	$32,404	$4,544	($27,521)	($1,349)

Net realized loss from security transactions	(96,442)	(10,492)	(2,737)	(249)	(51)	(1,612)	(188)

Change in net unrealized appreciation (depreciation) on investments	108,540	146,260	(449,403)	53,716	494,966	35	(1,045)

Net Increase (Decrease) in Net Assets Resulting from Operations	561,837	130,346	363,001	85,871	499,459	(29,098)	(2,582)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	10,659,158	4,210,559	14,851,131	3,119,554	2,469,580	5,153,776	2,608,583

Transfers between variable accounts, net	1,273,685	(15,702)	(987,121)	379,253	1,117,602	(3,904,005)	(271,886)

Transfers—policy charges and deductions	(36,321)	—	(48,588)	—	(11,752)	(332)	(7,373)

Transfers—surrenders	(136,658)	(8,285)	(139,930)	(10,683)	(17,339)	(93,442)	—

Transfers—other	(2,143)	297	55	265	(1,400)	(65)	(124)

Net Increase in Net Assets Derived from Policy Transactions	11,757,721	4,186,869	13,675,547	3,488,389	3,556,691	1,155,932	2,329,200

NET INCREASE IN NET ASSETS	12,319,558	4,317,215	14,038,548	3,574,260	4,056,150	1,126,834	2,326,618

NET ASSETS

Beginning of Year	4,317,215	—	3,574,260	—	—	2,326,618	—

End of Year	$16,636,773	$4,317,215	$17,612,808	$3,574,260	$4,056,150	$3,453,452	$2,326,618

(1)	Operations commenced on April 1, 2002.

(2)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Bond Variable Account (1)		Equity Income Variable Account (1)		Equity Variable Account (1)		Aggressive Equity Variable Account (1)

	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$137,025	$10,374	$886	$2,083	($156)	$5	($4,142)	($200)

Net realized loss from security transactions	(6,726)	(12,241)	(4,656)	(1,075)	(25)	(3)	(991)	(45)

Change in net unrealized appreciation (depreciation) on investments	241,000	12,110	255,924	2,201	3,145	(157)	175,474	(1,172)

Net Increase (Decrease) in Net Assets Resulting from Operations	371,299	10,243	252,154	3,209	2,964	(155)	170,341	(1,417)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	3,047,396	635,782	884,208	366,404	32,341	2,729	977,263	83,215

Transfers between variable accounts, net	470,336	124,296	11,877	41,141	3,757	73	(18,608)	10,491

Transfers—policy charges and deductions	(9,535)	—	(260)	—	(6)	—	(1,467)	—

Transfers—surrenders	(32,388)	(2,294)	(11,501)	(1,089)	—	—	(2,785)	—

Transfers—other	(313)	13	(121)	(177)	(3)	(1)	(529)	(8)

Net Increase in Net Assets Derived from Policy Transactions	3,475,496	757,797	884,203	406,279	36,089	2,801	953,874	93,698

NET INCREASE IN NET ASSETS	3,846,795	768,040	1,136,357	409,488	39,053	2,646	1,124,215	92,281

NET ASSETS

Beginning of Year	768,040	—	409,488	—	2,646	—	92,281	—

End of Year	$4,614,835	$768,040	$1,545,845	$409,488	$41,699	$2,646	$1,216,496	$92,281

(1)	Operations commenced on April 1, 2002.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Large-Cap Value Variable Account (1)		Comstock Variable Account (1), (2)		Real Estate Variable Account (1)		Mid-Cap Growth Variable Account (1)

	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$41,729	$10,666	($1,737)	($547)	$59,118	$5,397	($2,573)	($305)

Net realized loss from security transactions	(14,825)	(27,638)	(513)	(3,162)	(1,717)	(1,162)	(117)	(2,654)

Change in net unrealized appreciation (depreciation) on investments	2,417,182	(12,426)	567,301	(3,524)	281,568	(11,954)	40,896	(226)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,444,086	(29,398)	565,051	(7,233)	338,969	(7,719)	38,206	(3,185)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	13,046,933	1,617,073	2,880,095	90,118	1,507,497	247,480	86,835	65,499

Transfers between variable accounts, net	894,966	185,645	1,254,357	818	246,673	32,561	89,991	1,941

Transfers—policy charges and deductions	(54,690)	—	(12,451)	—	(2,249)	—	(63)	—

Transfers—surrenders	(78,335)	(3,171)	(16,212)	—	(6,577)	(274)	(2,297)	—

Transfers—other	(4,779)	(916)	(943)	(5)	220	75	(46)	329

Net Increase in Net Assets Derived from Policy Transactions	13,804,095	1,798,631	4,104,846	90,931	1,745,564	279,842	174,420	67,769

NET INCREASE IN NET ASSETS	16,248,181	1,769,233	4,669,897	83,698	2,084,533	272,123	212,626	64,584

NET ASSETS

Beginning of Year	1,769,233	—	83,698	—	272,123	—	64,584	—

End of Year	$18,017,414	$1,769,233	$4,753,595	$83,698	$2,356,656	$272,123	$277,210	$64,584

(1)	Operations commenced on April 1, 2002.

(2)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total returns, total net assets, and ratios of investment income to average daily net assets for each year or period ended are presented in the table below. The ratio of expenses to daily net assets for each of the Variable Accounts was 1.65% for the Pacific Innovations Select Contracts with the Standard Death Benefit (“DB”) and 1.85% for the Pacific Innovations Select Contracts with the Stepped-Up Death Benefit (“DB”) for each year.

	AUV at End of Year or Period		Number of Units Outstanding at End of Year or Period		Total Returns (1)

Variable Accounts	Pacific Innovations Select Standard DB Contracts	Pacific Innovations Select Stepped-Up DB Contracts	Pacific Innovations Select Standard DB Contracts	Pacific Innovations Select Stepped-Up DB Contracts	Pacific Innovations Select Standard DB Contracts		Pacific Innovations Select Stepped-Up DB Contracts		Total Net Assets	Ratios of Investment Income to Average Net Assets (2)

Blue Chip

2003	$9.16	$9.13	764,443	675,855	23.31%		23.07%		$13,171,157	0.44%
04/01/2002 – 12/31/2002	7.43	7.42	98,525	101,409	(25.72%	)	(25.83%	)	1,483,975	0.59%

Aggressive Growth

2003	$9.46	$9.43	12,456	6,321	24.59%		24.34%		$177,477	0.00%
04/01/2002 – 12/31/2002	7.60	7.58	7,166	4,347	(24.05%	)	(24.16%	)	87,392	0.00%

Diversified Research

2003	$9.78	$9.74	12,772	22,311	30.46%		30.20%		$342,204	0.52%
04/01/2002 – 12/31/2002	7.49	7.48	5,109	7,031	(25.07%	)	(25.18%	)	90,895	0.79%

Small-Cap Equity

2003	$10.04	$10.00	18,931	30,614	38.51%		38.23%		$496,173	0.87%
04/01/2002 – 12/31/2002	7.25	7.23	1,898	4,807	(27.54%	)	(27.65%	)	48,530	2.04%

International Large-Cap

2003	$10.38	$10.34	527,965	489,834	28.38%		28.13%		$10,543,356	1.67%
04/01/2002 – 12/31/2002	8.08	8.07	35,189	54,192	(19.18%	)	(19.30%	)	721,757	0.85%

Short Duration Bond (3)
05/01/2003 – 12/31/2003	$9.99	$9.97	751,820	582,567	(0.15%	)	(0.28%	)	$13,316,602	2.83%

I-Net Tollkeeper

2003	$9.80	$9.76	16,189	19,243	40.88%		40.60%		$346,467	0.00%
04/01/2002 – 12/31/2002	6.95	6.94	2,481	10	(30.46%	)	(30.56%	)	17,322	0.00%

Financial Services

2003	$10.40	$10.36	5,070	7,565	26.90%		26.64%		$131,148	1.31%
04/01/2002 – 12/31/2002	8.20	8.18	811	1,601	(18.03%	)	(18.16%	)	19,748	1.17%

Health Sciences

2003	$9.94	$9.90	4,472	19,644	25.73%		25.48%		$238,928	0.00%
04/01/2002 – 12/31/2002	7.90	7.89	584	8,879	(20.97%	)	(21.09%	)	74,673	0.00%

Technology

2003	$7.86	$7.83	17,328	28,399	40.26%		39.98%		$358,616	0.00%
04/01/2002 – 12/31/2002	5.60	5.60	1,956	9,355	(43.96%	)	(44.05%	)	63,305	0.00%

Growth LT

2003	$9.73	$9.69	285,026	271,017	31.79%		31.53%		$5,400,000	0.00%
04/01/2002 – 12/31/2002	7.38	7.37	35,095	58,108	(26.18%	)	(26.30%	)	687,335	0.23%

Focused 30

2003	$10.01	$9.98	7,194	3,934	39.93%		39.65%		$111,276	0.00%
04/01/2002 – 12/31/2002	7.15	7.14	10	2,318	(28.45%	)	(28.56%	)	16,634	0.00%

Mid-Cap Value

2003	$10.27	$10.24	330,885	305,954	26.99%		26.74%		$6,530,490	0.99%
04/01/2002 – 12/31/2002	8.09	8.08	31,337	55,496	(19.12%	)	(19.24%	)	701,668	3.00%

International Value

2003	$10.36	$10.32	640,161	569,587	25.62%		25.37%		$12,509,334	3.02%
04/01/2002 – 12/ 31/2002	8.24	8.23	48,651	70,489	(17.55%	)	(17.68%	)	981,421	5.86%

Capital Opportunities

2003	$9.15	$9.12	143,233	154,799	25.05%		24.80%		$2,721,632	0.78%
04/01/2002 – 12/31/2002	7.32	7.30	8,270	19,118	(26.84%	)	(26.95%	)	200,153	1.03%

Equity Index

2003	$9.67	$9.63	41,837	43,876	26.20%		25.95%		$827,077	1.68%
04/01/2002 – 12/31/2002	7.66	7.65	33,694	38,048	(23.40%	)	(23.52%	)	549,103	7.52%

Small-Cap Index

2003	$10.86	$10.82	174,082	181,243	44.13%		43.85%		$3,851,415	1.10%
04/01/2002 – 12/31/2002	7.53	7.52	13,429	31,170	(24.66%	)	(24.78%	)	335,636	3.90%

See Notes to Financial Statements	See explanation of references on page 18

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	AUV at End of Year or Period		Number of Units Outstanding at End of Year or Period		Total Returns (1)

Variable Accounts	Pacific Innovations Select Standard DB Contracts	Pacific Innovations Select Stepped-Up DB Contracts	Pacific Innovations Select Standard DB Contracts	Pacific Innovations Select Stepped-Up DB Contracts	Pacific Innovations Select Standard DB Contracts		Pacific Innovations Select Stepped-Up DB Contracts		Total Net Assets	Ratios of Investment Income to Average Net Assets (2)

Multi-Strategy

2003	$10.58	$10.55	33,942	19,224	21.26%		21.02%		$562,001	2.34%
04/01/2002 – 12/31/2002	8.73	8.72	3,773	12,838	(12.72%	)	(12.85%	)	144,815	5.00%

Main Street Core (4)

2003	$9.13	$9.09	338,793	231,301	24.88%		24.63%		$5,195,517	2.08%
04/01/2002 – 12/31/2002	7.31	7.30	20,401	3,794	(26.92%	)	(27.03%	)	176,780	1.92%

Emerging Markets

2003	$14.17	$14.12	52,817	63,423	65.73%		65.40%		$1,642,827	2.27%
04/01/2002 – 12/31/2002	8.55	8.53	2,675	5,059	(14.53%	)	(14.66%	)	66,038	0.01%

Inflation Managed

2003	$12.11	$12.07	820,838	554,914	6.47%		6.26%		$16,636,773	7.18%
04/01/2002 – 12/31/2002	11.37	11.36	247,942	131,835	13.74%		13.57%		4,317,215	1.11%

Managed Bond

2003	$11.46	$11.42	833,848	705,167	4.50%		4.29%		$17,612,808	10.25%
04/01/2002 – 12/31/2002	10.97	10.95	142,855	183,262	9.69%		9.53%		3,574,260	6.41%

Small-Cap Value (3)
05/01/2003 – 12/31/2003	$12.55	$12.54	162,749	160,566	25.54%		25.37%		$4,056,150	2.03%

Money Market

2003	$9.89	$9.86	208,509	141,064	(0.86%	)	(1.06%	)	$3,453,452	0.83%
04/01/2002 – 12/31/2002	9.98	9.96	159,764	73,498	(0.21%	)	(0.36%	)	2,326,618	1.48%

High Yield Bond

2003	$11.17	$11.13	248,683	165,195	18.32%		18.09%		$4,614,835	7.61%
04/01/2002 – 12/31/2002	9.44	9.42	44,552	36,892	(5.63%	)	(5.78%	)	768,040	9.68%

Equity Income

2003	$10.14	$10.11	81,612	71,075	24.17%		23.92%		$1,545,845	1.83%
04/01/2002 – 12/31/2002	8.17	8.15	22,523	27,660	(18.33%	)	(18.46%	)	409,488	4.30%

Equity

2003	$8.94	$8.91	3,898	767	22.30%		22.06%		$41,699	0.76%
04/01/2002 – 12/31/2002	7.31	7.30	10	352	(26.87%	)	(26.98%	)	2,646	2.56%

Aggressive Equity

2003	$9.18	$9.15	61,717	71,067	30.97%		30.71%		$1,216,496	0.94%
04/01/2002 – 12/31/2002	7.01	7.00	3,983	9,199	(29.92%	)	(30.02%	)	92,281	0.00%

Large-Cap Value

2003	$9.76	$9.72	984,937	864,789	29.09%		28.84%		$18,017,414	2.25%
04/01/2002 – 12/31/2002	7.56	7.55	100,224	134,075	(24.42%	)	(24.54%	)	1,769,233	5.30%

Comstock (5)

2003	$9.44	$9.41	265,952	238,327	29.24%		28.98%		$4,753,595	1.63%
04/01/2002 – 12/31/2002	7.31	7.30	5,983	5,481	(26.94%	)	(27.05%	)	83,698	0.02%

Real Estate

2003	$12.30	$12.25	87,609	104,408	35.28%		35.01%		$2,356,656	7.39%
04/01/2002 – 12/31/2002	9.09	9.08	6,014	23,959	(9.10%	)	(9.24%	)	272,123	8.34%

Mid-Cap Growth

2003	$7.27	$7.25	26,175	11,992	28.26%		28.00%		$277,210	0.00%
04/01/2002 – 12/31/2002	5.67	5.66	3,948	7,456	(43.31%	)	(43.40%	)	64,584	0.00%

(1)	Total returns reflect a deduction for mortality and expense risk (M&E), administrative charges, and additional death benefit rider charges, if any, assessed through the daily accumulation unit value calculation and these charges are accessed at annual rates ranging from 1.65% to 1.85% of the average daily net assets of each Variable Account as discussed in Note 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for the period less than one full year are not annualized.

(2)	The ratios of investment income to average daily net assets for the period less than one full year are annualized.

(3)	Operations commenced on May 1, 2003.

(4)	Formerly named Large-Cap Core Variable Account.

(5)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2003 is comprised of thirty-two subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts. (I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds). The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2003: the Short Duration Bond and Small-Cap Value Variable Accounts. Both Variable Accounts commenced operations on May 1, 2003.

On December 31, 2003, the net assets of the Fund’s Research, Global Growth, and Telecommunications Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, and Telecommunications Variable Accounts, were transferred to the Fund’s Diversified Research, International Large-Cap, and Technology Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). In connection with the Reorganization, a total of 3,320 outstanding accumulation units (valued at $31,805) of the Research Variable Account were exchanged for 3,259 accumulation units with equal value of the Diversified Research Variable Account; a total of 10,222 outstanding accumulation units (valued at $105,406) of the Global Growth Variable Account were exchanged for 10,176 accumulation units with equal value of the International Large-Cap Variable Account; and a total of 6,438 outstanding accumulation units (valued at $58,597) of the Telecommunications Variable Account were exchanged for 7,472 accumulation units with equal value of the Technology Variable Account.

The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

The Separate Account held by PL&A represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as an insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2003, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, Focused 30, and Mid-Cap Growth Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

4. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of charges for mortality and expense risks assumed, administrative charges, and additional death benefit rider charges (M&E), if any. A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2003 were as follows:

	Variable Accounts

	Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (1)	I-Net Tollkeeper

Total cost of investments at beginning of year	$1,528,418	$88,422	$91,366	$48,278	$704,732	$—	$17,830

Add: Total net proceeds from policy transactions	10,681,379	66,371	236,051	390,684	8,394,060	13,401,885	304,636

Reinvested distributions from the Fund	26,120	—	922	1,729	72,190	155,151	—

Sub-Total	12,235,917	154,793	328,339	440,691	9,170,982	13,557,036	322,466

Less: Cost of investments disposed during the year	493,455	6,017	36,707	19,084	203,941	177,459	5,482

Total cost of investments at end of year	11,742,462	148,776	291,632	421,607	8,967,041	13,379,577	316,984

Add: Unrealized appreciation (depreciation)	1,429,589	28,716	50,590	74,599	1,577,014	(62,133)	29,507

Total market value of investments at end of year	$13,172,051	$177,492	$342,222	$496,206	$10,544,055	$13,317,444	$346,491

	Financial Services	Health Sciences	Tech- nology	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year	$20,107	$76,825	$70,178	$706,851	$17,462	$704,015	$970,280

Add: Total net proceeds from policy transactions	110,231	146,274	255,787	5,115,371	153,049	4,969,644	9,635,282

Reinvested distributions from the Fund	726	—	—	—	—	28,906	158,541

Sub-Total	131,064	223,099	325,965	5,822,222	170,511	5,702,565	10,764,103

Less: Cost of investments disposed during the year	15,628	17,924	5,803	1,204,959	80,292	41,346	82,870

Total cost of investments at end of year	115,436	205,175	320,162	4,617,263	90,219	5,661,219	10,681,233

Add: Unrealized appreciation	15,720	33,768	38,471	783,127	21,066	869,716	1,828,933

Total market value of investments at end of year	$131,156	$238,943	$358,633	$5,400,390	$111,285	$6,530,935	$12,510,166

	Capital Opportunities	Equity Index	Small-Cap Index	Multi- Strategy	Main Street Core (2)	Emerging Markets	Inflation Managed

Total cost of investments at beginning of year	$209,263	$562,303	$340,581	$147,871	$177,259	$66,942	$4,171,202

Add: Total net proceeds from policy transactions	2,260,258	1,416,674	2,928,864	387,261	4,457,726	1,193,010	12,690,137

Reinvested distributions from the Fund	8,821	11,190	18,283	7,653	44,175	12,455	722,182

Sub-Total	2,478,342	1,990,167	3,287,728	542,785	4,679,160	1,272,407	17,583,521

Less: Cost of investments disposed during the year	48,314	1,284,237	121,273	47,623	74,621	28,671	1,200,474

Total cost of investments at end of year	2,430,028	705,930	3,166,455	495,162	4,604,539	1,243,736	16,383,047

Add: Unrealized appreciation	291,787	121,238	685,217	66,881	591,306	396,453	254,800

Total market value of investments at end of year	$2,721,815	$827,168	$3,851,672	$562,043	$5,195,845	$1,640,189	$16,637,847

	Managed Bond	Small-Cap Value (1)	Money Market	High Yield Bond	Equity Income	Equity	Aggressive Equity

Total cost of investments at beginning of year	$3,520,773	$—	$2,327,778	$756,078	$407,311	$2,804	$93,459

Add: Total net proceeds from policy transactions	16,320,178	3,538,304	5,855,119	4,370,047	1,055,540	36,089	1,059,357

Reinvested distributions from the Fund	980,917	30,365	25,592	176,964	17,173	129	4,885

Sub-Total	20,821,868	3,568,669	8,208,489	5,303,089	1,480,024	39,022	1,157,701

Less: Cost of investments disposed during the year	2,812,150	7,211	4,753,758	940,978	192,203	307	115,424

Total cost of investments at end of year	18,009,718	3,561,458	3,454,731	4,362,111	1,287,821	38,715	1,042,277

Add: Unrealized appreciation (depreciation)	(395,687)	494,966	(1,010)	253,111	258,124	2,987	174,302

Total market value of investments at end of year	$17,614,031	$4,056,424	$3,453,721	$4,615,222	$1,545,945	$41,702	$1,216,579

	Large-Cap Value	Comstock (3)	Real Estate	Mid-Cap Growth

Total cost of investments at beginning of year	$1,781,767	$87,227	$284,098	$64,814

Add: Total net proceeds from policy transactions	14,009,266	4,088,158	1,791,862	177,376

Reinvested distributions from the Fund	178,729	28,177	77,432	—

Sub-Total	15,969,762	4,203,562	2,153,392	242,190

Less: Cost of investments disposed during the year	355,887	13,441	66,182	5,635

Total cost of investments at end of year	15,613,875	4,190,121	2,087,210	236,555

Add: Unrealized appreciation	2,404,756	563,777	269,614	40,671

Total market value of investments at end of year	$18,018,631	$4,753,898	$2,356,824	$277,226

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).
(2)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.
(3)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

5. CHARGES AND EXPENSES

Contracts funded by the Separate Account have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. PL&A deducts from the Separate Account daily charges for mortality and expense risks and administrative expenses PL&A assumes, and additional death benefit rider charges for Contract Owners who purchased the Stepped-Up Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

Pacific Innovations Select Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider

Mortality and Expense Risk Charge	1.40%	1.40%

Administrative Fee	0.25%	0.25%

Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium tax charges, any other optional benefit rider charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.

6. SUBSEQUENT EVENT

On February 24, 2004, the Pacific Select Fund’s Board approved a Plan of Reorganization (the “Reorganization”) whereby, subject to approval of shareholders of the Small-Cap Equity Portfolio, the underlying portfolio of the Small-Cap Equity Variable Account, the Small-Cap Index Portfolio, the underlying portfolio for the Small-Cap Index Variable Account, will acquire all of the assets and liabilities of the Small-Cap Equity Portfolio. The Reorganization is expected to be effective as of the close of the business on April 30, 2004, or on a later date as the parties may agree.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2003, the related statements of operations for the year then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2003), the statements of changes in net assets and financial highlights for the two periods from commencement of operations through December 31, 2003. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2003, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 24, 2004

Annual Report

as of December 31, 2003

•	Separate Account A of Pacific Life & Annuity Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert, LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 7138

Pasadena, California 91109-7138

ADDRESS SERVICE REQUESTED

Form No.     N3555-4A